Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unused tax losses
Deferred tax asset	£ 1,252	£ 1,876
Total losses carried forward
Unused tax losses
Deferred tax asset	814	1,106
Total losses carried forward | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	55	333
Total losses carried forward | RBS plc
Unused tax losses
Deferred tax asset	622	685
Total losses carried forward | Ulydien DAC
Unused tax losses
Deferred tax asset	5	5
Total losses carried forward | NWM N.V.
Unused tax losses
Deferred tax asset	132	83
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	677	1,018
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	55	333
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax asset	622	685
Total losses carried forward | Ireland | Ulydien DAC
Unused tax losses
Deferred tax asset	5	5
Total losses carried forward | Ireland | NWM N.V.
Unused tax losses
Deferred tax asset	£ 132	£ 83